ORGANIZATION AND NATURE OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
Note 1 – Organization, Operations and Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, such statements include all adjustments (consisting only of normal recurring items) which are considered necessary for a fair presentation of the condensed consolidated financial position of Cell Source, Inc. (“CSI” or the “Company”), formerly known as Ticket To See, Inc. ("TTSI"), as of June 30, 2014 and the condensed consolidated results of its operations and cash flows for the three and six months ended June 30, 2014 and 2013. The results of operations for the three and six months ended June 30, 2014 are not necessarily indicative of the operating results for the full year. It is recommended that these condensed consolidated financial statements be read in conjunction with the financial statements and related disclosures of Cell Source Limited for the year ended December 31, 2013 which were included in the Company’s Current Report on Form 8-K filed with the Securities and Exchange Commission (“SEC”) on July 1, 2014.

Organization and Operations

The Company is a Nevada corporation formed on June 6, 2012 under the name TTSI. Prior to the Share Exchange (as defined below), the Company did not have any significant assets or operations.

The Company is the parent company of Cell Source Limited, which was founded in Israel in 2011 in order to commercialize a suite of inventions relating to certain cancer treatments. Cell Source Limited’s target indications include treatment of lymphoma, multiple myeloma and BCLL (which is a common form of leukemia), facilitating transplantation acceptance (initially bone marrow transplantation and subsequently organ transplantation) and ultimately treating a variety of non-malignant diseases. Cell Source Limited’s lead prospective product is its patented Veto-Cell immune system management technology, which is an immune tolerance biotechnology that enables the selective blocking of immune responses. Cell Source Limited’s Veto-Cell immune system management technology is based on technologies patented, owned, and licensed to Cell Source Limited by Yeda Research and Development Company Limited, an Israeli corporation ("Yeda").

Share Exchange and Reorganization

On May 7, 2014, the Board of Directors and the majority stockholder of TTSI adopted resolutions approving an amendment (the "Amendment") of the Company's Articles of Incorporation to increase the number of authorized shares. Prior to the Amendment, the authorized shares of the Company consisted of 75,000,000 shares of common stock, $0.001 par value. The Amendment was filed with the Secretary of State of the State of Nevada on May 20, 2014, which increased the number of shares of common stock that the Company is authorized to issue from 75,000,000 shares to 200,000,000 shares. The Company also authorized 10,000,000 shares of preferred stock, par value $0.001, for designation in one or more series, with such designations, preferences and relative, participating, optional, or other special rights and qualifications, limitations, or restrictions thereof, as may, from time to time, be adopted by the Company's Board of Directors.

On June 23, 2014, the majority stockholder of TTSI adopted resolutions approving an amendment of the Company's Articles of Incorporation to change the name of the corporation from Ticket to See, Inc. to Cell Source, Inc. The Amendment was filed with the Secretary of State of the State of Nevada on June 23, 2014, which changed the name of the corporation from Ticket to See, Inc. to Cell Source, Inc., effective June 26, 2014. In connection with the name change, the trading symbol of the Company’s common stock was changed from TTSE to CLCS.

On June 27, 2014, CSI issued five-year warrants to purchase an aggregate of 2,000,000 shares of common stock at a price of $0.75 per share to consultants in exchange for consulting services previously provided to the Company.

On June 30, 2014 (the “Closing Date”), CSI entered into and closed a Share Exchange Agreement (the “Share Exchange Agreement”) with Cell Source Limited and 100% of the shareholders of Cell Source Limited (the “CSL Shareholders”) whereby Cell Source Limited became the wholly-owned subsidiary of CSI (the "Share Exchange"), and whereby the CSL Shareholders, transferred to the Company all 18,245,923 outstanding shares of Cell Source Limited’s ordinary shares (“CSL Ordinary Shares”) in exchange for an aggregate of 18,245,923 newly issued shares of the Company's Common Stock, par value $0.001 per share (the “Company Common Stock” or the "Common Stock"). The aggregate of 18,245,923 shares of newly issued Company Common Stock represents 78.5% of the 23,245,923 outstanding shares of Company Common Stock following the Closing Date. In addition, outstanding five (5) year warrants to acquire 4,859,324 CSL Ordinary Shares at an exercise price of $0.75 per share (the "CSL Warrants") were exchanged for newly issued warrants to purchase shares of Company Common Stock at $0.75 per share (the “Company Warrants”), which Company Warrants contain substantially similar terms as the CSL Warrants. In addition, outstanding seven-year warrants to acquire 2,043,835 CSL Ordinary Shares at $0.001 per share were exchanged for warrants to purchase shares of Company Common Stock at $0.001 per share (the “Researcher Company Warrants”), which Researcher Company Warrants contain substantially similar terms as their warrants to acquire CSL Ordinary Shares. The aggregate of 6,903,159 Company Warrants and Researcher Company Warrants represents 77.5% of the outstanding warrants to purchase Common Stock of the Company following the Closing Date.

For accounting purposes, the Share Exchange will be treated as a recapitalization of the Company, the accounting acquirer, because the Company shareholders own the majority of CSI’s outstanding common stock following the transaction and exercise significant influence over the operating and financial policies of the consolidated entity. CSI was a non-operating company prior to the share exchange. Pursuant to Securities and Exchange Commission rules, the merger or acquisition of a private operating company into a non-operating public company with nominal net assets is considered a capital transaction in substance, rather than a business combination.

Note 1 - Organization and Nature of Business

Cell Source Limited ("the Company") was incorporated on September 15, 2011 under the General Corporation Law of Israel to engage in the research and development of cell therapy treatments and a new source of human organs based on research performed at the Weizman Institute of Science in Israel. The Company’s operations and corporate headquarters are located in Israel.